Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 891	$ (3,425)	$ (4,907)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	297	260
Extinguishment and amortization expenses related to beneficial conversion feature of convertible loans	19	1,096
Severance pay, net	72	25
Share-based compensation to employees	249	5
Decrease (increase) in trade receivables, net	(854)	1,072
Increase in other accounts receivable and prepaid expenses	(222)	(292)
Decrease in costs and estimated earnings in excess of billings, net	511	23
Increase in inventories	(858)	(512)
Increase (decrease) in trade payables	291	(709)
Decrease in other accounts payable and accrued expenses	(325)	(54)
Net cash provided by (used in) operating activities from continuing operations	71	(2,511)
Cash flows from investing activities:
Change in restricted cash, net	(269)	71
Purchase of property, plant and equipment	(659)	(253)
Increase (decrease) in long-term receivables and deposits	(27)	6
Net cash by used in investing activities from continuing operations	(955)	(176)
Cash flows from financing activities:
Repayment of short-term bank credit, net	(53)	(1,094)
Repayments of shareholder convertible loan		(2,988)
Issuance of shares and warrants, net	420	3,832
Proceeds from shareholder convertible loan		3,175
Net cash provided by financing activities from continuing operations	367	2,925
Net cash provided by (used in) operating activities from discontinued operations	(231)	150
Net cash used in investing activities from discontinued operations	(2)
Effect of exchange rate changes of discontinued operation on cash and cash equivalents	(117)	(75)
Increase (decrease) in cash and cash equivalents	(867)	313
Cash and cash equivalents at the beginning of the period	2,364	1,754	1,754
Cash and cash equivalents at the end of the period	1,497	2,067	$ 2,364
Less cash and cash equivalents of discontinued operation at the end of the period	754	1,072
Cash and cash equivalents of continued operation at the end of the period	743	995
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the period for income taxes	8	8
Net cash paid during the period for interest	128	273
(b) Non-cash transactions
Purchase of property, plant and equipment in credit	58	30
Transfer of inventory to property, plant and equipment	$ 89	$ 13